Consolidated Statements of Cash Flows (FY) (Parenthetical)			3 Months Ended		12 Months Ended
	Dec. 19, 2019 USD ($) $ / shares shares	May 06, 2019 USD ($) Business $ / shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Supplemental Cash Flow Information
Number of businesses acquired | Business		2
Purchase price		$ 146,569,000
Non-cash transaction costs		$ 4,800,000
Stock issued to third parties for services			$ 125,000		$ 3,477,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Income taxes paid			$ 0	$ 0	$ 0	$ 0
Cash interest paid			$ 700,000	$ 300,000	$ 300,000	$ 900,000
Common Stock [Member]
Supplemental Cash Flow Information
Stock issued to third parties for services (in shares) | shares			125,000		1,009,000
Stock issued to third parties for services			$ 0		$ 1,000
Halo [Member]
Supplemental Cash Flow Information
Purchase price	$ 38,244,000
Non-cash component of purchase price	$ 17,700,000
Number of common shares issued for acquisition (in shares) | shares	2,134,390
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of seller warrants issued (in shares) | shares	937,500
Halo [Member] | Convertible Subordinated Seller Notes [Member]
Supplemental Cash Flow Information
Convertible subordinated seller notes issued	$ 15,000,000
iHeartMedia [Member]
Supplemental Cash Flow Information
Prepaid advertising incurred			$ 0		$ 600,000